ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX
Schedule of royalty tax expense

Figures in million - SA rand	2018	2017	2016
Current charge	(255.5)	(398.5)	(566.6)
SA gold revenue	(93.5)	(325.3)	(528.0)
SA PGM revenue	(162.0)	(73.2)	(38.6)
Prior year tax refund	42.9	-	-
Total royalties	(212.6)	(398.5)	(566.6)

Schedule of mining and income tax expense

Figures in million - SA rand	Note	2018	2017	2016
Current tax		(95.3)	(504.2)	(1,111.8)
Mining tax		(36.8)	(425.2)	(1,031.6)
Non-mining tax		(57.6)	(70.6)	(83.9)
Company and capital gain tax		(0.9)	(8.4)	3.7

Deferred tax	9.3	(988.5)	3,450.8	(90.3)
Deferred tax charge		306.7	879.7	(30.5)
Deferred tax rate adjustment[1]		(1,295.2)	2,571.1	(59.8)

Total mining and income tax		(1,083.8)	2,946.6	(1,202.1)

[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million - SA rand	2018	2017	2016
South Africa	249.5	39.6	(59.8)
United States	(1,544.7)	2,531.5	-
Deferred tax rate adjustment	(1,295.2)	2,571.1	(59.8)

Schedule of reconciliation of the Group’s mining and income tax to the South African statutory company tax rate

Figures in million - SA rand	2018	2017	2016
Tax on loss/(profit) before tax at maximum South African statutory company tax rate	402.3	2,066.3	(1,188.5)
South African gold mining tax formula rate adjustment	(53.0)	157.6	160.9
US statutory tax rate adjustment	19.4	57.3	-
Non-deductible amortisation and depreciation	(21.2)	(0.9)	(35.0)
Non-taxable dividend received	15.4	-	-
Non-deductible finance charges	(118.2)	(165.8)	(48.7)
Non-deductible share-based payments	(78.9)	(58.4)	(115.5)
Non-taxable gain/(non-deductible loss) on fair value of financial instruments	136.9	(42.9)	(1.7)
Non-taxable gain/(non-deductible loss) on foreign exchange differences	250.3	45.0	(52.1)
Non-taxable share of results of equity-accounted investees	96.4	81.6	3.7
Non-deductible impairments	(123.2)	(1,054.9)	(65.6)
Non-deductible transaction costs	(110.0)	(154.6)	(44.0)
Non-taxable gain on acquisition	-	-	610.0
Net other non-taxable income and non-deductible expenditure	121.0	(251.7)	64.2
Change in estimated deferred tax rate	(1,295.2)	2,571.1	(59.8)
Deferred tax assets not recognised	(325.8)	(303.1)	(430.0)
Mining and income tax	(1,083.8)	2,946.6	(1,202.1)

Schedule of deferred tax

Figures in million - SA rand	Notes	2018	2017	2016
Included in the statement of financial position as follows:
Deferred tax assets		(76.9)	(206.2)	(228.2)
Deferred tax liabilities		10,153.2	8,525.2	4,915.4
Net deferred tax liabilities		10,076.3	8,319.0	4,687.2

Reconciliation of the deferred tax balance:
Balance at beginning of the year		8,319.0	4,687.2	3,498.2
Deferred tax recognised in profit or loss	9.2	988.5	(3,450.8)	90.3
Deferred tax recognised in other comprehensive income		(22.8)	(27.7)	-
Deferred tax on acquisition of subsidiaries	13	132.2	7,486.3	1,098.7
Foreign currency translation		659.4	(376.0)	-
Balance at end of the year		10,076.3	8,319.0	4,687.2

Schedule of components of net deferred tax liabilities

Figures in million - SA rand	2018	2017	2016
Deferred tax liabilities
Mining assets	11,344.4	9,642.6	6,365.4
Environmental rehabilitation obligation funds	507.7	600.7	729.6
Other	284.7	47.5	128.6
Gross deferred tax liabilities	12,136.8	10,290.8	7,223.6

Deferred tax assets
Environmental rehabilitation obligation	(989.2)	(840.7)	(1,041.0)
Occupational healthcare obligation	(302.7)	(299.7)	-
Other provisions	(464.1)	(434.0)	(546.3)
Tax losses and unredeemed capital expenditure	(304.5)	(397.4)	(890.1)
Share-based payment obligation	-	-	(59.0)
Gross deferred tax assets	(2,060.5)	(1,971.8)	(2,536.4)

Net deferred tax liabilities	10,076.3	8,319.0	4,687.2

Detailed components of the net deferred tax liabilities and estimated amounts available for set-off against future income

Figures in million - SA rand	2018	2017	2016
Tax losses
Wits Gold	63.9	64.6	64.6
Burnstone	-	-	-
Rand Uranium	1,132.7	886.6	-
DRDGOLD	37.3	-	-
Other - SA region	15.9	15.9	19.0
Total gross tax losses	3,480.0	3,558.2	2,644.8
Other deductible temporary differences
Burnstone	13,419.8	11,306.8	10,012.6
Ezulwini	3,208.4	2,923.7	2,909.1
Rand Uranium	4,115.7	4,045.7	1,125.3
DRDGOLD	602.9	-	-
Ridge Mining Services Proprietary Limited	715.5	499.5	643.9
Stillwater Canada Inc	1,916.4	1,550.8	-
Other - SA region	48.9	54.2	55.6
Other - US region	172.0	183.3	55.6
Total gross tax losses and other deductible temporary differences	27,679.6	24,122.2	17,446.9

Deferred tax assets not recognised
Wits Gold	17.9	18.1	18.1
Burnstone	3,757.5	3,165.9	2,803.5
Ezulwini	1,522.8	1,544.1	1,531.7
Rand Uranium	1,469.6	-	-
DRDGOLD	130.0	-	-
Ridge Mining Services Proprietary Limited	200.3	139.9	180.3
Stillwater Canada Inc	395.4	284.4	-
Other - SA region	18.1	19.6	20.9
Other - US region	53.2	70.9	-
Total deferred tax assets not recognised	7,564.8	5,242.9	4,554.5

Schedule of tax and royalties receivables and payables

Figures in million - SA rand	Notes	2018	2017	2016
Included in the statement of financial position as follows:
Tax receivable		(483.2)	(182.8)	-
Tax and royalties payable		88.0	34.9	88.6
Net tax and royalties (receivable)/payable		(395.2)	(147.9)	88.6

Reconciliation of the net tax and royalties (receivable)/payable balance:
Balance at beginning of the year		(147.9)	88.6	129.6
Royalties and current tax	9.1, 9.2	307.9	902.7	1,678.4
Royalties and tax paid		(542.2)	(899.3)	(1,732.6)
Tax payable on acquisition of subsidiaries	13	4.4	(260.4)	13.2
Foreign currency translation		(17.4)	20.5	-
Balance at end of the year		(395.2)	(147.9)	88.6